Leases (Details)	12 Months Ended
Mar. 31, 2020 USD ($)
Operating leases	$ 293,379
Weighted Average Remaining Lease Term (Months) [Member]
Operating lease cost	29.00%
Weighted Average Discount Rate [Member]
Operating lease cost	4.75%